Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock options:
Expected volatility, minimum (as a percent)	51.00%	48.10%	48.00%
Expected volatility, maximum (as a percent)	58.00%	51.00%	49.20%
Risk-free interest rate, minimum (per annum)	0.66%
Risk-free interest rate, maximum (per annum)	1.92%
Minimum
Stock options:
Contractual term (in years)	10 years	9 years 11 months 1 day	10 years
Exercise multiple	2.2	2.2	2.2
Risk-free interest rate, minimum (per annum)		1.68%	2.70%
Maximum
Stock options:
Contractual term (in years)	10 years	10 years	10 years
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate, maximum (per annum)		2.69%	2.90%